Concentration of credit risk	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Concentration of credit risk

Note 23	Concentration of credit risk

Concentration of credit exposure may arise with a group of counterparties that have similar economic characteristics or are located in the same geographic region. The ability of such counterparties to meet contractual obligations would be similarly affected by changing economic, political or other conditions.
The amounts of credit exposure associated with our on- and off-balance sheet financial instruments are summarized in the following table:
Credit exposure by country of ultimate risk

$ millions, as at October 31				2019				2018 (1)
	Canada	U.S.	Other countries	Total	Canada	U.S.	Other countries	Total
On-balance sheet
Major assets (2)(3)(4)	$444,317	$120,286	$55,844	$620,447	$431,917	$99,063	$40,405	$571,385
Off-balance sheet
Credit-related arrangements
Financial institutions	$47,815	$13,526	$12,318	$73,659	$45,433	$16,358	$12,258	$74,049
Governments	9,208	10	14	9,232	9,880	10	50	9,940
Retail	130,544	510	432	131,486	124,625	386	390	125,401
Corporate	61,228	28,907	8,266	98,401	58,397	25,158	7,450	91,005
	$248,795	$42,953	$21,030	$312,778	$238,335	$41,912	$20,148	$300,395

(1)	Certain prior period amounts have been revised from those previously presented.
(2)
Major assets consist of cash and deposits with banks, loans and acceptances net of allowance for credit losses, securities, securities borrowed or purchased under resale agreements, and derivative instruments.

(3)	Includes Canadian currency of $426.0 billion (2018: $410.5 billion) and foreign currencies of $194.4 billion (2018: $160.9 billion).
(4)
No industry or foreign jurisdiction accounted for more than 10% of loans and acceptances net of allowance for credit losses, with the exception of the U.S., which accounted for 12.1% as at October 31, 2019 (2018: 10.5%).

See Note 12 for derivative instruments by country and
counterparty
type of ultimate risk.
In addition, see Note 21 for details on the client securities lending of the joint ventures which CIBC has with The Bank of New York Mellon.
Also see shaded sections in “MD&A – Management of risk” for a detailed discussion on our credit risk.